Other Assets and Liabilities - Schedule of Other Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets:
Investment in deferred compensation	$ 784	$ 549
Short-term prepaid assets	25,290	23,951
Income tax prepayments	12,767	2,733
Other	4,203	4,867
Total other current assets	43,044	32,100
Other Long-Term Assets:
Investment in deferred compensation	3,674	4,776
Long-term prepaid assets	25,573	34,307
Long-term deferred tax asset	8,662	3,423
Other	4,225	2,703
Total other long-term assets	42,134	45,209
Other Long-Term Liabilities:
Accrued pension obligation	43,331	40,165
Deferred rent	25,019	22,561
Deferred directors compensation	3,652	4,786
Long-term swap liability	581	205
Long-term income tax liability	5,659	3,999
Long-term merger expenses	190	1,812
Long-term workers compensation liability	9,124	9,517
Other	1,666	1,602
Total other long-term liabilities	$ 89,222	$ 84,647